Pensions (Details) - Schedule of Balance Sheet - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance Sheet [Abstract]
Present value of defined benefit obligation		$ 101,505
Fair value of plan assets	(460,732)	(482,957)
Net defined benefit asset	$ (460,732)	$ (381,452)